Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2014
Inventories

Inventories consisted of the following:

	December 31,
	2013	2014
Raw materials	$15,620	$9,692
Finished goods	2,952	4,854
Work in progress	1,132	147

Less: inventory provision	(6,128)	(4,597)

Inventories, net	$13,576	$10,096

Movement of Allowance for Inventory

Movement of allowance for inventory was as follows:

	2012	2013	2014
Balance at beginning of the year	$1,985	$4,646	$6,128
Charge to expenses	3,142	1,475	1,643
Written-off	(549)	(149)	(3,019)
Exchange difference	68	156	(155)

Balance at end of the year	$4,646	$6,128	$4,597